Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 722	$ 876
Restricted cash	1,880	860
Accounts and other receivables	369	218
Accounts receivable—related party	2	0
Inventory	243	160
Derivative assets	57	24
Other current assets	96	100
Total current assets	3,369	2,238
Non-current restricted cash	11	91
Property, plant and equipment, net	23,978	20,635
Debt issuance costs, net	149	277
Non-current derivative assets	34	83
Goodwill	77	77
Other non-current assets, net	288	302
Total assets	27,906	23,703
Current liabilities
Accounts payable	25	49
Accrued liabilities	1,078	637
Current debt	0	247
Deferred revenue	111	73
Derivative liabilities	37	71
Total current liabilities	1,251	1,077
Long-term debt, net	25,336	21,688
Non-current deferred revenue	1	5
Non-current derivative liabilities	19	45
Other non-current liabilities	59	49
Commitments and contingencies (see Note 19)
Stockholders’ equity
Preferred stock, $0.0001 par value, 5.0 million shares authorized, none issued	0	0
Common stock, $0.003 par value, Authorized: 480.0 million shares at December 31, 2017 and 2016; Issued: 250.1 million shares at December 31, 2017 and 2016
Outstanding: 237.6 million shares and 238.0 million shares at December 31, 2017 and 2016, respectively	1	1
Treasury stock: 12.5 million shares and 12.2 million shares at December 31, 2017 and 2016, respectively, at cost	(386)	(374)
Additional paid-in-capital	3,248	3,211
Accumulated deficit	(4,627)	(4,234)
Total stockholders’ deficit	(1,764)	(1,396)
Non-controlling interest	3,004	2,235
Total equity	1,240	839
Total liabilities and equity	$ 27,906	$ 23,703